Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stock Par Value	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Sep. 30, 2011	$ 1,354,799		$ 579	$ 1,260,124	$ 77,554	$ 16,542
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	72,995	72,995			72,995
Other comprehensive income, net of tax:
Net change in net unrealized gain (loss) on securities available for sale	2,569	2,569				2,569
Comprehensive income	75,564	75,564
Cash dividends paid on common stock	(41,800)				(41,800)
Ending balance at Sep. 30, 2012	1,388,563		579	1,260,124	108,749	19,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	96,243	96,243			96,243
Other comprehensive income, net of tax:
Net change in net unrealized gain (loss) on securities available for sale	(26,192)	(26,192)				(26,192)
Comprehensive income	70,051	70,051
Cash dividends paid on common stock	(41,400)				(41,400)
Ending balance at Sep. 30, 2013	1,417,214		579	1,260,124	163,592	(7,081)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	104,952	104,952			104,952
Other comprehensive income, net of tax:
Net change in net unrealized gain (loss) on securities available for sale	924	924				924
Comprehensive income	105,876	105,876
Cash dividends paid on common stock	(102,000)				(102,000)
Ending balance at Sep. 30, 2014	$ 1,421,090		$ 579	$ 1,260,124	$ 166,544	$ (6,157)